Goodwill (Details) - Schedule of Carrying Amount of Goodwill - Goodwill [Member]	12 Months Ended
	Dec. 31, 2023 USD ($)
Goodwill [Line Items]
Balance as of December 31, 2022	$ 23,814,005	[1]
Goodwill allowance	(5,488,816)	[2]
Foreign currency translation adjustments	(665,206)
Balance as of December 31, 2023	17,659,983
Acquisition of Fintech [Member]
Goodwill [Line Items]
Balance as of December 31, 2022	4,585,321	[1]
Goodwill allowance		[2]
Foreign currency translation adjustments	(130,910)
Balance as of December 31, 2023	4,454,411
Acquisition of Hengpu [Member]
Goodwill [Line Items]
Balance as of December 31, 2022	6,593,272	[1]
Goodwill allowance	(5,488,816)	[2]
Foreign currency translation adjustments	(173,559)
Balance as of December 31, 2023	930,897
Acquisition of Nami [Member]
Goodwill [Line Items]
Balance as of December 31, 2022	12,635,412	[1]
Goodwill allowance		[2]
Foreign currency translation adjustments	(360,737)
Balance as of December 31, 2023	$ 12,274,675

[1]	The goodwill associated with the Fintech Acquisition and Hengpu Acquisition was initially recognized at the acquisition closing date on December 31, 2019. The goodwill associated with the Nami Acquisition and Hengpu Acquisition was initially recognized at the acquisition closing date on May 31, 2020.
[2]	For the goodwill impairment recognized during the year ended December 31, 2023, the Group recorded $5,488,816 for Hengpu.